Investment Strategy - Global Realty Shares	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	In managing the Fund’s portfolio, Cohen & Steers Capital Management, Inc. (the “Advisor”), and the Fund’s sub-investment advisors, Cohen & Steers Asia Limited and Cohen & Steers UK Limited (the “Subadvisors”), adhere to an integrated, bottom-up, relative value investment process when selecting publicly traded real estate securities. To guide the portfolio construction process, the Advisor and Subadvisors utilize a proprietary valuation model that quantifies relative valuation of real estate securities based on price-to-net asset value (“NAV”), cash flow multiple/growth ratios and a dividend discount model (“DDM”). Analysts incorporate both quantitative and qualitative analysis in their NAV, cash flow, growth and DDM estimates. The company research process includes an evaluation of the commercial real estate supply and demand dynamics, management, strategy, property quality, financial strength and corporate structure. Judgments with respect to global macroeconomic factors, risk control, geographic and property sector diversification, liquidity and other factors are considered along with the models’ output and drive the portfolio managers’ investment decisions. The Fund will not seek to achieve specific environmental, social and governance (“ESG”) outcomes through its portfolio of investments, nor will it pursue an overall impact or sustainable investment strategy. However, the Advisor may incorporate consideration of relevant ESG factors into its investment decision-making. Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities. A real estate company is one that (i) derives at least 50% of its revenue from the ownership, construction, financing, management or sale of commercial, industrial or residential real estate and land; or (ii) has at least 50% of its assets invested in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to such shareholders (other than net capital gains for each taxable year). Foreign REITs and REIT-like entities are organized outside of the U.S. and have operations and receive tax treatment in their respective countries similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization. As of May 1, 2026, under normal market conditions, the Fund invests at least the lesser of (i) 40% of its total assets or (ii) the percentage of non-U.S. companies in the index designated by the Fund as its current benchmark, the FTSE EPRA Nareit Developed Real Estate Index-Net, minus 10%, in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. As of March 31, 2026, 37% of FTSE EPRA Nareit Developed Real Estate Index-Net consisted of non-U.S. securities. The benchmark does not otherwise constrain the Fund’s ability to make investments. Prior to May 1, 2026, under normal market conditions, the Fund invested significantly (at least 40%—unless market conditions are not deemed favorable by the Advisor, in which case the Fund would invest at least 30%) in real estate companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the U.S. (but in no fewer than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products per capita than more developed countries. The Fund is not limited in the extent to which it may invest in emerging market companies. The Fund may also invest in securities of foreign companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may engage in foreign currency transactions, including foreign currency forward contracts, futures contracts, options, swaps and other similar strategic transactions in connection with its investments in securities of non-U.S. companies. The Fund’s primary use of foreign currency transactions will be to reduce the foreign currency risk inherent in the Fund’s investments.
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80%, and usually substantially all, of its total assets in common stocks and other equity securities issued by U.S. and non-U.S. real estate companies, including real estate investment trusts (“REITs”) and similar REIT-like entities.